Prepayments and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets

5. Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Other deposits	78,164	77,208	57,134
Prepayments	36,916	17,688	13,089
Prepayment and other current assets	115,080	94,896	70,223

5. Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following at December 31:

	2022	2023	2023
	SGD	SGD	USD
Other deposits	91,735	78,164	57,841
Prepayments	20,293	36,916	27,318
Prepayment and other current assets	112,028	115,080	85,159